RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

We are obligated to Richard Steel, our president and a director, pursuant to a promissory note in the amount of $2,500,000, as described in Note 3.

We are also obligated to Mr. Steel for contingent Earnout Consideration of up to $8,000,000 incurred in connection with the acquisition of Steel Media, as described in Note 2. The Company initially recorded the liability at its present value of $6,584,042. Changes in the value will be recorded through the statement of operations.

Activity for the contingent consideration payable during the six months ended June 30, 2015 was:

	December 31, 2014	Activity During the Period	Accretion in Value	June 30, 2015
Contingent consideration payable	$6,732,123	$—	$451,628	$7,183,751
Total	$6,732,123	$—	$451,628	$7,183,751

Maturities of contingent consideration are as follows:

Year ended December 31,
2015	$3,827,339
2016	$3,356,412

NOTE 6 – RELATED PARTY TRANSACTIONS

We are obligated to Richard Steel, our president and a director, pursuant to a promissory note in the amount of $2,500,000, as described in Note 3.

We are also obligated to Mr. Steel for contingent Earnout Consideration of up to $8,000,000 incurred in connection with the acquisition of Steel

Media, as described in Note 2. The Company has initially recorded the liability at its present value of $6,584,042. Changes in the value will be recorded through the statement of operations.

Activity for the contingent consideration payable during the year ended December 31, 2014 was:

	December 31, 2013	Activity During the Period	Accretion in Value	December 31, 2014
Contingent consideration payable	$—	$6,584,042	$148,081	$6,732,123
Total	$—	$6,584,042	$148,081	$6,732,123

Maturities as follows:

Year ended December 31,
2015	3,586,722
2016	3,145,401